UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1464

Legg Mason Partners Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS FUNDS, INC.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 44.6%
Aerospace & Defense - 0.6%
$2,000,000	A	United Technologies Corp., Notes, 7.000% due 9/15/06	$2,017,306

Auto Components - 0.7%
2,650,000	A-	Johnson Controls Inc., Senior Notes, 5.000% due 11/15/06	2,641,191

Beverages - 1.3%
2,855,000	A	Bottling Group LLC, Senior Notes, 2.450% due 10/16/06	2,812,432
2,225,000	A-	Diageo Capital PLC, Notes, 3.500% due 11/19/07	2,163,087

		Total Beverages	4,975,519

Capital Markets - 3.7%
2,525,000	A	Bank of New York Co. Inc., Senior Subordinated Notes, 3.400% due 3/15/13 (a)	2,430,611
2,775,000	A+	Goldman Sachs Group Inc., Notes, 3.875% due 1/15/09	2,676,285
3,645,000	A+	Lehman Brothers Holdings Inc., Notes, 3.500% due 8/7/08	3,504,321
2,425,000	A+	Merrill Lynch & Co., Inc., Medium-Term Notes, Series C, 4.790% due 8/4/10	2,360,156
2,550,000	A+	Morgan Stanley, Notes, 5.800% due 4/1/07	2,562,260

		Total Capital Markets	13,533,633

Commercial Banks - 8.1%
2,000,000	A+	ABN Amro Bank NV, Subordinated Notes, 7.125% due 6/18/07	2,042,938
2,470,000	A	Bank One Corp., Subordinated Notes, 7.125% due 5/15/07	2,511,568
3,575,000	AA-	BankBoston N.A., Subordinated Notes, 6.375% due 3/25/08	3,648,305
2,609,076	AA-	Fifth Third Bank, Notes, 2.870% due 8/10/09	2,509,167
2,475,000	A	HSBC Finance Corp., Medium-Term Notes, 4.125% due 3/11/08	2,423,094
2,092,000	A	Key Bank National Association, Notes, 5.000% due 7/17/07	2,081,592
3,185,000	A	Marshall & Ilsley Corp., Medium-Term Notes, Series E, 5.750% due 9/1/06	3,191,752
2,950,000	AA-	SunTrust Bank, 4.550% due 5/25/09	2,876,908
3,325,000	AA-	U.S. Bank North America, Notes, 2.870% due 2/1/07	3,257,788
1,325,000	A(c)	Wachovia Corp., Subordinated Notes, 6.400% due 4/1/08	1,354,786
1,553,000	AA-	Wells Fargo & Co., Notes, 3.120% due 8/15/08	1,482,994
2,750,000	BBB+	Zions Bancorp., Senior Notes, 2.700% due 5/1/06	2,745,053

		Total Commercial Banks	30,125,945

Commercial Services & Supplies - 0.7%
2,610,000	A	Cintas Corp., Number 2, Senior Notes, 5.125% due 6/1/07	2,602,554

Consumer Finance - 0.7%
2,700,000	A	SLM Corp., Medium-Term Notes, Series A, 4.823% due 1/26/09 (a)	2,708,370

Diversified Financial Services - 9.2%
3,475,000	AA+	AIG SunAmerica Global Funding IX, Notes, 5.100% due 1/17/07 (b)	3,469,485
2,750,000	A	Bear Stearns Cos. Inc., Notes, 5.700% due 1/15/07	2,759,559
2,150,000	A	Countrywide Home Loans Inc., Unsecured Notes, Series H, 6.250% due 4/15/09	2,195,917
2,825,000	A+	Credit Suisse First Boston USA Inc., 3.875% due 1/15/09	2,720,755
3,250,000	AAA	General Electric Capital Corp., Notes, 3.500% due 8/15/07	3,180,635
2,000,000	BB	General Motors Acceptance Corp., Notes, 7.750% due 1/19/10	1,951,590
1,375,000	A-	John Deere Capital Corp., Medium-Term Notes, Series D, 4.125% due 1/15/10	1,315,196
3,425,000	AA	Principal Life Global Funding I, Notes, 2.800% due 6/26/08 (b)	3,251,421
2,770,000	A-	Textron Financial Corp., Medium-Term Notes, Series E, 2.750% due 6/1/06	2,760,574
		TIAA Global Markets Inc.:
600,000	AAA	Notes, 5.000% due 3/1/07 (b)	597,640
3,570,000	AAA	Senior Notes, 3.875% due 1/22/08 (b)	3,482,242
3,650,000	AAA	Toyota Motor Credit Corp., Medium-Term Notes, Series B, 5.125% due 1/11/11	3,586,767

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services (continued)
$2,825,000	AAA	USAA Capital Corp., Medium-Term Notes, Series B, 4.000% due 12/10/07 (b)	$2,766,777

		Total Diversified Financial Services	34,038,558

Diversified Telecommunication Services - 1.4%
2,750,000	A	New England Telephone & Telegraph Co., Notes, 5.875% due 4/15/09	2,740,548
2,500,000	A	SBC Communications Inc., Notes, 5.750% due 5/2/06	2,500,808

		Total Diversified Telecommunication Services	5,241,356

Electric Utilities - 1.3%
2,725,000	A	Alabama Power Co., Senior Notes, Series L, 7.125% due 10/1/07	2,794,458
2,000,000	BBB+	Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	1,913,770

		Total Electric Utilities	4,708,228

Energy Equipment & Services - 0.4%
1,700,000	BBB+	Cooper Cameron Corp., Senior Notes, 2.650% due 4/15/07	1,644,323

Food & Staples Retailing - 1.7%
2,548,000	A	Costco Wholesale Corp., Senior Notes, 5.500% due 3/15/07	2,546,772
3,725,000	AA	Wal-Mart Stores Inc., Notes, 3.375% due 10/1/08	3,571,902

		Total Food & Staples Retailing	6,118,674

Food Products - 0.8%
2,400,000	A	Campbell Soup Co., Notes, 5.500% due 3/15/07	2,394,924
700,000	A-	Heinz H.J. Co., Notes, 6.000% due 3/15/08	705,756

		Total Food Products	3,100,680

Health Care Providers & Services - 1.4%
2,625,000	A	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	2,535,453
2,725,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	2,732,028

		Total Health Care Providers & Services	5,267,481

Hotels, Restaurants & Leisure - 0.7%
		McDonald’s Corp., Medium-Term Notes:
559,000	A	Series E, 5.950% due 1/15/08	564,194
1,960,000	A	Series G, 5.375% due 4/30/07	1,957,579

		Total Hotels, Restaurants & Leisure	2,521,773

Household Durables - 0.4%
1,350,000	BBB	Centex Corp., Notes, 4.750% due 1/15/08	1,331,641

Household Products - 0.8%
3,022,000	AA-	Kimberly-Clark Corp., Notes, 7.100% due 8/1/07	3,095,335

Insurance - 5.7%
3,500,000	AA	Allstate Financial Global Funding, Notes, 2.500% due 6/20/08 (b)	3,300,248
2,509,000	A-	Hartford Financial Services Group Inc., Senior Notes, 2.375% due 6/1/06	2,498,568
3,600,000	AA	Metropolitan Life Global Funding I, Notes, 2.600% due 6/19/08 (b)	3,389,778
3,000,000	AA	Monumental Global Funding II, Notes, 3.450% due 11/30/07 (b)	2,913,048
3,800,000	AA-	Nationwide Life Global Funding I, Notes, 5.055% due 9/28/07 (a)(b)	3,806,217
3,275,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	3,147,324
2,000,000	BBB+	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	2,003,720

		Total Insurance	21,058,903

Media - 0.7%
2,575,000	A-	Reed Elsevier Capital Inc., Notes, 6.125% due 8/1/06	2,582,027

Multi-Utilities - 0.6%
2,289,000	BBB+	United Utilities PLC, Notes, 6.450% due 4/1/08	2,330,671

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 1.3%
$2,250,000	A-	Conoco Funding Co., 5.450% due 10/15/06	$2,251,865
1,830,000	A	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	1,875,468
725,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	771,219

		Total Oil, Gas & Consumable Fuels	4,898,552

Personal Products - 0.9%
3,435,000	AA-	Gillette Co., Notes, 3.500% due 10/15/07	3,351,952

Pharmaceuticals - 1.0%
3,525,000	AA-	Merck & Co. Inc., Notes, 5.250% due 7/1/06	3,524,849

Wireless Telecommunication Services - 0.5%
2,000,000	A	Cingular Wireless LLC, Senior Notes, 5.625% due 12/15/06	2,005,268

		TOTAL CORPORATE BONDS & NOTES (Cost - $169,443,401)	165,424,789

ASSET-BACKED SECURITIES - 2.3%
Automobiles - 0.8%
3,000,000	AAA	Hertz Vehicle Financing LLC, Series 2002-S3, Class A2, 2.380% due 5/25/08 (b)	2,924,276

Home Equity - 1.5%
1,740,003	AA	Countrywide Inc., Asset-Backed Certificates, Series 2002-S3, Class M1, 4.800% due 5/25/32	1,729,155
3,800,000	Aaa(c)	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/35	3,725,866
246,907	AAA	Structured Asset Investment Loan Trust, Series 2003-BC10, Class 3A5, 5.298% due 10/25/33 (a)	247,221

		Total Home Equity	5,702,242

		TOTAL ASSET-BACKED SECURITIES (Cost - $8,833,314)	8,626,518

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.0%
2,500,000	AAA	ABN Amro Mortgage Corp., Series 2003-5, Class A11, PAC, 4.750% due 4/25/33	2,412,755
		Banc of America Mortgage Securities:
1,345,626	AAA	Series 2002-J, Class B1, 4.412% due 9/25/32	1,337,577
2,441,023	AA+	Series 2003-C1, Class B1, 3.986% due 4/25/33	2,372,852
4,951,370	AAA	Series 2004-03, Class 1A17, 4.000% due 4/25/34	4,851,916
4,121,907	AAA	Series 2004-E, Class-1A1, 3.513% due 6/25/34	4,046,115
		Countrywide Home Loans:
1,491,074	AAA	Mortgage Pass-Through Trust, Whole Loan, Series 2003-HYB1, Class 1A1, 3.712% due 5/19/33 (a)	1,456,658
3,516,490	AAA	Series 2003-02, Class A2, 4.000% due 3/25/33	3,394,085
252,008	AAA	Series 2003-HYB3, Class 6A1, 3.844% due 11/19/33 (a)	248,887
		Federal Home Loan Mortgage Corp. (FHLMC):
304,579	AAA	Series 2525, Class AM, 4.500% due 4/15/32	269,953
610,384	AAA	Structured Pass Through Securities, Series T-51, Class 1A, 6.500% due 9/25/43	621,257
		Federal National Mortgage Association (FNMA):
1,721,459	AAA	Grantor Trust, Series 2004-T2, Class 2A, 5.116% due 7/25/43 (a)	1,737,366
2,490,396	AAA	Series 2003-W08, Class 4A, 5.109% due 11/25/42 (a)	2,508,530
1,613,614	AAA	Series 2003-W15, Class 2A4, 4.250% due 8/25/43	1,596,528
6,202,958	AAA	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 4.462% due 2/25/35 (a)	6,200,244
1,640,968	AAA	Freddie Mac, Series 2860, Class CP, 4.000% due 10/15/17	1,588,417
2,732,765	AA	GSR Mortgage Loan Trust, Series 2004-11, Class B1, 4.576% due 9/25/34 (a)	2,670,967

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		MASTR:
$2,201,688	AAA	Adjustable Rate Mortgages Trust, Series 2003-6, Class-1A2, 2.906% due 12/25/33 (a)	$2,194,001
		Asset Securitization Trust:
355,400	AAA	Series 2003-04, Class 6A2, 4.375% due 5/25/33	350,698
1,480,064	AAA	Series 2004-01, Class 1A1, 5.000% due 2/25/34	1,440,293
		Merrill Lynch Mortgage Investors Inc.:
2,971,057	AA	Series 2003-A2, Class 2M1, 5.134% due 3/25/33 (a)	2,928,906
1,370,331	AAA	Series 2003-A6, Class 1A, 3.773% due 9/25/33 (a)	1,360,156
		Structured ARM Loan Trust:
2,588,307	AAA	Series 2004-02, Class 4A1, 4.260% due 3/25/34	2,522,374
873,595	AAA	Series 2004-04, Class 3A1, 3.640% due 4/25/34	845,729
699,777	AAA	Series 2004-05, Class 1A, 4.500% due 5/25/34 (a)	692,261
1,791,276	AAA	Series 2004-07, Class A1, 5.088% due 6/25/34 (a)	1,792,231
2,432,785	AAA	Series 2005-04, Class 1A1, 5.349% due 3/25/35 (a)	2,418,123
		Structured Asset Securities Corp.:
2,858,651	AA	Series 2002-03, Class B2, 6.500% due 3/25/32	2,868,968
1,384,996	AAA	Series 2002-08A, Class 7A1, 5.828% due 5/25/32 (a)	1,390,760
851,525	AA	Series 2002-11A, Class B2II, 5.681% due 6/25/32 (a)	846,575
1,015,122	A	Series 2002-16A, Class B2II, 6.382% due 8/25/32 (a)	1,003,245
2,946,480	AAA	Series 2005-RF3, Class 2A, 5.222% due 6/25/35 (a)(b)	2,990,678
		Washington Mutual Mortgage Pass-Through Certificates:
4,619,862	AAA	Series 2003-MS8, Class 1A7, 5.500% due 5/25/33	4,610,700
1,508,301	AAA	Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (a)	1,493,187
		Wells Fargo Mortgage Backed Securities Trust:
1,427,238	Aaa(c)	Series 2003-4, Class A17, PAC, 4.500% due 6/25/33	1,405,879
3,495,446	A	Series 2004-I, Class B2, 3.374% due 7/25/34 (a)	3,470,788

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $75,072,263)	73,939,659

MORTGAGE-BACKED SECURITIES - 7.5%
FHLMC - 1.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
384,789		6.081% due 6/1/31 (a)	393,431
6,000,000		Reference Notes, 2.875% due 12/15/06	5,908,464

		TOTAL FHLMC	6,301,895

FNMA - 5.8%
		Federal National Mortgage Association (FNMA):
185,906		6.074% due 5/1/32 (a)	188,303
1,066,654		5.271% due 8/1/32 (a)	1,077,217
1,505,894		4.844% due 12/1/32 (a)	1,496,018
1,960,145		4.573% due 1/1/33 (a)	1,936,418
2,749,180		4.526% due 6/1/33 (a)	2,697,214
2,849,737		3.910% due 5/1/34 (a)	2,782,304
3,804,173		4.504% due 8/1/34 (a)	3,811,467
7,440,799		4.887% due 5/1/35 (a)(d)	7,409,353

		TOTAL FNMA	21,398,294

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $28,152,586)	27,700,189

SOVEREIGN BOND - 0.8%
Canada - 0.8%
3,264,000	AA	Province of Ontario, 3.282% due 3/28/08 (Cost - $3,241,182)	3,143,973

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.8%
U.S. Government Agencies - 4.4%
$4,500,000	Federal Home Loan Bank (FHLB), 3.800% due 1/16/07	$4,454,703
	Federal National Mortgage Association (FNMA):
3,700,000	5.000% due 1/15/07	3,696,485
2,100,000	6.625% due 9/15/09	2,198,543
	Six Month LIBOR:
718,962	4.628% due 2/1/33 (a)	714,401
1,052,892	4.873% due 2/1/33 (a)	1,044,597
1,386,392	4.418% due 4/1/33 (a)	1,371,565
2,700,219	4.654% due 4/1/33 (a)	2,694,266

	Total U.S. Government Agencies	16,174,560

U.S. Government Obligations - 12.4%
	U.S. Treasury Notes:
3,750,000	3.375% due 2/28/07	3,701,370
5,900,000	3.625% due 4/30/07	5,825,330
10,500,000	4.375% due 1/31/08 (d)	10,415,926
3,200,000	3.125% due 9/15/08 (e)	3,076,253
10,000,000	4.375% due 11/15/08 (d)	9,889,070
2,310,000	4.500% due 2/15/09	2,290,691
2,200,000	3.375% due 10/15/09	2,097,821
9,000,000	4.000% due 4/15/10 (d)	8,730,360

	Total U.S. Government Obligations	46,026,821

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $62,980,268)	62,201,381

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $347,723,014)	341,036,509

SHORT-TERM INVESTMENTS - 7.5%
Certificates of Deposit (Yankee) - 5.1%
5,000,000	Credit Suisse New York, 4.700% due 11/3/06	4,984,350
7,000,000	Depfa Bank PLC, 4.220% due 8/11/06	6,976,690
7,000,000	Deutsche Bank NY, 4.230% due 8/11/06	6,976,970

	Total Certificates of Deposit (Yankee) (Cost - $19,000,000)	18,938,010

Repurchase Agreement - 2.4%
8,645,000	Merrill Lynch, Pierce, Fenner & Smith. Inc. repurchase agreement, dated 3/31/06, 4.790% due 4/3/06; Proceeds at maturity - $8,648,451; (Fully collateralized by various U.S. government agency obligations 4.625% due 2/8/08; Market value - $8,822,502) (Cost - $8,645,000) (d)	8,645,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $27,645,000)	27,583,010

	TOTAL INVESTMENTS - 99.5% (Cost - $375,368,014#)	368,619,519
	Other Assets in Excess of Liabilities - 0.5%	2,038,479

	TOTAL NET ASSETS - 100.0%	$370,657,998

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rating by Moody’s Investors Service.

(d)	All or a portion of this security is segregated for open futures contracts.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 7 and 8 for definitions of ratings.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Cost

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Effective April 7, 2006, Smith Barney Short-Term Investment Grade Bond Fund was renamed Legg Mason Partners Short-Term Investment Grade Bond Fund (the “Fund”), a separate diversified investment fund of Legg Mason Partners Funds, Inc. (formerly known as Smith Barney Funds Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management techinique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$91,305
Gross unrealized depreciation	(6,839,800)

Net unrealized depreciation	$(6,748,495)

At March 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
U.S. 5 Year Treasury Notes	190	6/06	$19,944,750	$19,843,125	$(101,625)
U.S. 2 Year Treasury Notes	60	6/06	12,251,467	12,231,562	(19,905)

Net Unrealized Loss on Open Futures Contracts					$(121,530)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date May 30, 2006